Income tax expense	12 Months Ended
Dec. 31, 2020
Income tax expense
Income tax expense

15.Income tax expense

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company in the Cayman Islands to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the subsidiary of the Group in Hong Kong is subject to 16.5% Hong Kong profit tax for its taxable income earned. Additionally, payments of dividends by the subsidiary incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

PRC

In accordance with the Enterprise Income Tax Law (“EIT Law”), Foreign Investment Enterprises (“FIEs”) and domestic companies are subject to Enterprise Income Tax (“EIT”) at a uniform rate of 25%. The subsidiaries and VIE of the Group in the PRC are subject to a uniform income tax rate of 25% for years presented. A subsidiary established in Shenzhen met the criteria for a preferential income tax rate of 15%. According to a policy promulgated by the State Tax Bureau of the PRC and effective from 2008 onwards, enterprises engaged in research and development activities are entitled to claim an additional tax deduction amounting to 50% of the qualified research and development expenses incurred in determining its tax assessable profits for that year. The additional tax deducting amount of the qualified research and development expenses have been increased from 50% to 75%, effective from 2018 to 2020, according to a new tax incentives policy promulgated by the State Tax Bureau of the PRC in September 2018 (“Super Deduction”).

Shenzhen Wuxin is recognized as "High and New Technology Enterprises" in accordance with the Notice of the Ministry of Science, the Ministry of Finance and the State Administration of Taxation on Amending and Issuing the Administrative Measures for the Determination of High and New Tech Enterprises and is entitled to enjoy a preferential enterprise income tax rate of 15% rather than the 25% uniform statutory tax rate. The preferential tax treatment continues as long as it can retain its "High and New Technology Enterprise" status, for the three-year period from 2020 to 2022.

The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non‑PRC company is located.” Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its entities registered outside of the PRC should be considered as resident enterprises for the PRC tax purposes.

In general, all of the tax returns of the Company’s PRC entities in China remain subject to examination by the tax authorities for up to five years from the date of filing. The Company may also be subject to the examinations of the tax filings in other jurisdictions, which are not material to the consolidated financial statements.

The EIT Law also imposes a withholding income tax of 10% on dividends distributed by a FIE to its immediate holding company outside of China, if such immediate holding company is considered as a non‑resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company incorporated, does not have such tax treaty with China. According to the arrangement between the mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the immediate holding company in Hong Kong is the beneficial owner of the FIE and owns directly at least 25% of the shares of the FIE). In accordance with accounting guidance, all undistributed earnings are presumed to be transferred to the parent company and withholding taxes should be accrued accordingly. All FIEs are subject to the withholding tax from January 1, 2008. The presumption may be overcome if the Group has sufficient evidence to demonstrate that the undistributed dividends from its PRC subsidiaries will be re‑invested and the remittance of the dividends from its PRC subsidiaries will be postponed indefinitely.

Aggregate undistributed earnings and reserves of the Group entities located in the PRC that are available for distribution to the Company as of December 31, 2019 and 2020 are approximately RMB45,828 and nil, respectively. The Group plans to indefinitely reinvested undistributed earnings earned from its PRC subsidiaries in its operations in PRC. Therefore, no withholding income tax for undistributed earnings of its subsidiaries were provided as of December 31, 2019 and 2020, respectively.

Composition of income tax expense

The current and deferred components of income taxes appearing in the consolidated statements of comprehensive (loss)/income are as follows:

	For the period from
	January 2, 2018
	(date of inception) to	For the year ended	For the year ended
	December 31, 2018	December 31, 2019	December 31, 2020
	RMB	RMB	RMB
Current tax expense	2,896	14,943	241,792
Deferred tax (benefit)/expense	(511)	10,981	(11,260)
Income tax expense	2,385	25,924	230,532

The following table presents a reconciliation of the differences between the statutory income tax rate and the Company’s effective income tax rate for the period from January 2, 2018 (date of inception) to December 31, 2018 and the years ended December 31, 2019 and 2020:

	For the period from
	January 2, 2018
	(date of inception) to	For the year ended	For the year ended
	December 31, 2018	December 31, 2019	December 31, 2020
	%	%	%
Statutory income tax rate of the PRC	25	25	25
Tax effect of permanent differences(a)	81	18	227
Tax effect of preferential tax rates	—	—	(9)
Tax effect of Super Deduction and others	8	(8)	(18)
Effective income tax rate	114	35	225
(a)	The permanent book‑tax differences is share‑based compensation and Super Deduction.

Deferred tax assets and deferred tax liabilities

The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities as of December 31, 2019 and 2020:

	As of
	December 31,
	2019	2020
	RMB	RMB
Deferred tax assets:
Net operating tax loss carry forwards	5,013	601
Inventory provisions	652	—
Product warranty	344	1,360
Accrued expenses and others	2,547	6,698
Total deferred tax assets	8,556	8,659
Deferred tax liabilities:
Accelerated depreciation of property, equipment and leasehold improvement	(6,308)	(6,781)
Recharge of cost and expense to related parties	(12,718)	—
Unrealized investment income of short-term investments	—	(1,088)
Total deferred tax liabilities	(19,026)	(7,869)
Presentation in the consolidated balance sheet
Deferred tax assets	104	6,000
Deferred tax liabilities	(10,574)	(5,210)
Net deferred tax assets/(liabilities)	(10,470)	790

In accordance with ASC 740, for each tax‑paying entity within a particular jurisdiction, all deferred tax assets and liabilities shall be offset and presented as a single amount within a particular tax jurisdiction rather than on a legal entity by entity basis. Therefore, certain non‑current deferred tax assets and liabilities of the Group were offset and presented on a net basis on the consolidated balance sheets of the Group.